12. FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	$ 479	$ 388
Total liabilities		10
Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	468	373
Total liabilities
Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets		4
Total liabilities		10
Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	11	11
Total liabilities
Financial assets at fair value through profit and losss [member] | Government securities [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	204	113
Financial assets at fair value through profit and losss [member] | Government securities [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	204	113
Financial assets at fair value through profit and losss [member] | Government securities [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Financial assets at fair value through profit and losss [member] | Government securities [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Financial assets at fair value through profit and losss [member] | Shares [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	40	19
Financial assets at fair value through profit and losss [member] | Shares [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	29	8
Financial assets at fair value through profit and losss [member] | Shares [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Financial assets at fair value through profit and losss [member] | Shares [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	11	11
Financial assets at fair value through profit and losss [member] | Investment funds [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	92	244
Financial assets at fair value through profit and losss [member] | Investment funds [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	92	244
Financial assets at fair value through profit and losss [member] | Investment funds [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Financial assets at fair value through profit and losss [member] | Investment funds [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Cash and cash equivalents [member] | Investment funds [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	71	4
Cash and cash equivalents [member] | Investment funds [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	71	4
Cash and cash equivalents [member] | Investment funds [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Cash and cash equivalents [member] | Investment funds [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Derivative financial instruments [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets		4
Total liabilities		3
Derivative financial instruments [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Total liabilities
Derivative financial instruments [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets		4
Total liabilities		3
Derivative financial instruments [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Total liabilities
Other receivables [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	72	4
Other receivables [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets	72	4
Other receivables [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Other receivables [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total assets
Trade and other liabilities [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total liabilities		7
Trade and other liabilities [member] | Level 1 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total liabilities
Trade and other liabilities [member] | Level 2 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total liabilities		7
Trade and other liabilities [member] | Level 3 [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Total liabilities